Condensed Consolidated Statement of Changes in Shareholders' Equity - USD ($)	Total	Class B [Member]	Ordinary Shares [Member] Class A [Member]	Ordinary Shares [Member] Class B [Member]	Additional Paid in Capital [Member]	Accumulated Deficit [Member]
Beginning balance at Jul. 30, 2020	$ 0		$ 0	$ 0	$ 0	$ 0
Beginning balance, shares at Jul. 30, 2020			0	0
Beginning balance at Jul. 30, 2020	0		$ 0	$ 0	0	0
Beginning balance, shares at Jul. 30, 2020			0	0
Issuance of Class B ordinary shares to Sponsor	25,000		$ 0	$ 575	24,425	0
Issuance of Class B ordinary shares to Sponsor, shares			0	5,750,000
Sale of 20,737,202 Units, net of underwriting discounts, fair value of Public warrants and offering costs	$ 182,958,309		$ 2,074	$ 0	182,956,235	0
Sale of 20,737,202 Units, net of underwriting discounts, fair value of Public warrants and offering costs, Shares			20,737,202	0
Forfeiture of 565,700 Sponsor shares				$ (57)	57
Forfeiture of 565,700 Sponsor shares, Shares	565,700			(565,700)
Change in value of Class A Ordinary Shares subject to possible redemption	$ (173,122,110)		$ (1,731)	$ 0	(173,120,379)	0
Change in value of Class A Ordinary Shares subject to possible redemption, Shares			(17,312,211)	0
Net income (loss)	(4,861,190)	$ (4,861,190)	$ 0	$ 0	0	(4,861,190)
Ending balance at Dec. 31, 2020	5,000,009		$ 343	$ 518	9,860,338	(4,861,190)
Ending balance, shares at Dec. 31, 2020			3,424,991	5,184,300
Change in value of Class A Ordinary Shares subject to possible redemption	33,671,610		$ 336	$ 0	33,671,274	0
Change in value of Class A Ordinary Shares subject to possible redemption, Shares			3,367,161	0
Net income (loss)	(33,671,616)		$ 0	$ 0	0	(33,671,616)
Ending balance at Mar. 31, 2021	5,000,003		$ 679	$ 518	43,531,612	(38,532,806)
Ending balance, shares at Mar. 31, 2021			6,792,152	5,184,300
Beginning balance at Dec. 31, 2020	5,000,009		$ 343	$ 518	9,860,338	(4,861,190)
Beginning balance, shares at Dec. 31, 2020			3,424,991	5,184,300
Net income (loss)	(12,401,958)	(12,401,958)
Ending balance at Jun. 30, 2021	5,000,001		$ 467	$ 518	22,262,164	(17,263,148)
Ending balance, shares at Jun. 30, 2021			4,665,186	5,184,300
Beginning balance at Mar. 31, 2021	5,000,003		$ 679	$ 518	43,531,612	(38,532,806)
Beginning balance, shares at Mar. 31, 2021			6,792,152	5,184,300
Change in value of Class A Ordinary Shares subject to possible redemption	(21,269,660)		$ (212)	$ 0	(21,269,448)	0
Change in value of Class A Ordinary Shares subject to possible redemption, Shares			(2,126,966)	0
Net income (loss)	21,269,658	$ 21,269,658	$ 0	$ 0	0	21,269,658
Ending balance at Jun. 30, 2021	$ 5,000,001		$ 467	$ 518	$ 22,262,164	$ (17,263,148)
Ending balance, shares at Jun. 30, 2021			4,665,186	5,184,300